Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Loss on Currency Translation of Foreign Operations [Member]	Other [Member]	Number of Common Shares [Member]	Issued capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]	Prior Year Normal Course Issuer Bid Share Repurchase [Member]	Equity Attributable To Owners Of Parent [Member]	Noncontrolling Interests [Member]
Number of shares outstanding	507,246,105
Beginning balance at Dec. 31, 2022	$ 25,863,000,000	$ (374,000,000)	$ (17,000,000)		$ 14,172,000,000	$ 109,000,000	$ (391,000,000)	$ 11,928,000,000			$ 25,818,000,000	$ 45,000,000
Net earnings	1,282,000,000	0	0	$ 0	0	0	0	1,258,000,000			1,258,000,000	24,000,000
Other comprehensive (loss) income	81,000,000	88,000,000	(8,000,000)	0	0	0	80,000,000	0			80,000,000	1,000,000
Shares repurchased (Note 23)	(1,000,000,000)	0	0		(374,000,000)	(26,000,000)	0	(600,000,000)			(1,000,000,000)	0
Dividends declared	(1,050,000,000)	0	0	0	0	0	0	(1,050,000,000)			1,050,000,000	0
Transfer of net loss on sale of investment	0	0	(14,000,000)	$ 0	0	0		14,000,000			0	0
Ending balance at Dec. 31, 2023	$ 25,201,000,000	(286,000,000)	(10,000,000)		13,838,000,000	83,000,000	(296,000,000)	11,531,000,000			25,156,000,000	45,000,000
Number of share options exercised in share-based payment arrangement	683,814
Increase Decrease In Number Of Shares Outstanding	13,378,189			(13,378,189)					55,111,110
Increase (decrease) through share-based payment transactions, equity	$ 40,000,000	0	0		40,000,000	0	0	0			40,000,000	0
Non-controlling interest transactions	$ (27,000,000)	0	0	$ 0	0	0	0	(2,000,000)			(2,000,000)	(25,000,000)
Number of shares outstanding	494,551,730
Transfer of net loss on cash flow hedges	$ 12,000,000	0	12,000,000	0	0	0	12,000,000	0			12,000,000	0
Transfer of net actuarial gain on defined benefit plans.	0	0	17,000,000	0	0	0	17,000,000	(17,000,000)			0	0
Net earnings	700,000,000	0	0	0	0	0	0	674,000,000			674,000,000	26,000,000
Other comprehensive (loss) income	(234,000,000)	(251,000,000)	20,000,000	0	0	0	(231,000,000)	0			(231,000,000)	(3,000,000)
Shares repurchased (Note 23)	(190,000,000)	0	0		(110,000,000)	(20,000,000)	0	(60,000,000)			(190,000,000)	0
Dividends declared	(1,063,000,000)	0	0	0	0	0	0	(1,063,000,000)			1,063,000,000	0
Transfer of net loss on sale of investment	7,000,000	0	0	$ 0	0	0	0	7,000,000			7,000,000	0
Ending balance at Dec. 31, 2024	$ 24,442,000,000	(537,000,000)	22,000,000		13,748,000,000	68,000,000	(515,000,000)	11,106,000,000			24,407,000,000	35,000,000
Number of share options exercised in share-based payment arrangement	418,619
Increase Decrease In Number Of Shares Outstanding	3,944,903			(3,944,903)						5,375,397
Increase (decrease) through share-based payment transactions, equity	$ 25,000,000	0	0		20,000,000	5,000,000	0	0			25,000,000	0
Non-controlling interest transactions	$ (33,000,000)	0	0	$ 0	0	0	0	0			0	(33,000,000)
Number of shares outstanding	491,025,446
Transfer of net loss on cash flow hedges	$ 29,000,000	0	29,000,000	0	0	0	29,000,000	0			29,000,000	0
Transfer of net actuarial gain on defined benefit plans.	$ 0	$ 0	$ (17,000,000)	$ 0	$ 0	$ 0	$ (17,000,000)	$ 17,000,000			$ 0	$ 0